Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense
The Group recognized total employee-related share-based compensation expense from all plans for the years ended December 31, 2020, 2019 and 2018 as set out below:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Research and development expenses	14,546	1,556	238
General and administrative expenses	10,973	460	100

Total share-based compensation	25,519	2,016	338

Share Appreciation Rights [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model

	December 31,
Amounts in USD	2019	2018
Exercise price	$1.12	$1.12
Underlying share price	$67.87	$27.21
Volatility	73%	64%
Time period (years)	1.25	5.00
Risk free rate	1.59%	2.77%
Dividend yield	0.00%	0.00%
Combined probability of exit events	80.00%	25.00%

Summary of Employee Share Options
Set out below are summaries of SARs issued during 2019 and 2018:

	2019		2018
	Weighted average exercise price in USD	Number	Weighted average exercise price in USD	Number
SARs outstanding at January 1,	$1.12	43,675	$1.12	43,978
SARs granted		—		—
SARs forfeited	1.12	220	1.12	303
SARs outstanding at December 31,	1.12	43,455	1.12	43,675
SARs vested	$1.12	117	$1.12	169
SARs exercisable		—		—

2016 Tandem Awards [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model
The fair value of tandem awards issued in December 2019 was based on a company valuation of $350 million.

Amounts in USD	December 2019	June 2019 - September 2019	December 2018
Exercise price in USD	$23.82	$18.30	$16.65
Underlying share price in USD	$67.87	$16.94	$27.21
Volatility	73%	78%	64%
Time period (years)	1.25	2.10	5.00
Risk free rate	1.59%	2.04%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Combined probability of exit events	80.00%	60.00%	25.00%

Summary of Activities Under Share Based Payment Arrangement
Set out below are summaries of tandem awards issued during 2019 and 2018:

	2019		2018
	Weighted average exercise price in USD	Number	Weighted average exercise price in USD	Number
Tandem Awards outstanding at January 1,	$16.65	74,401	$16.65	31,880
Tandem awards granted in June to September	18.30	26,557	16.65	43,964
Tandem awards granted in December	23.82	5,447
Tandem awards forfeited	16.81	2,936	16.65	1,443
Tandem awards outstanding at December 31,	17.45	103,469	16.65	74,401
Tandem awards vested	$16.76	16,238	$16.65	14,350
Tandem awards exercisable		—		—
Weighted average remaining contract life (years)	8.56		9.12
Weighted average fair value of options granted in USD till September	10.27		4.51
Weighted average fair value of options granted in USD for December	53.41		—

Matching Stock Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model
Immatics applied a Black Scholes pricing model to estimate the fair value of the Matching Stock Options, which the Group records as an expense over the four-year graded vesting period.

As of June 30, 2020
Exercise price in USD	$10.00
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.5
Risk free rate	0.29%
Dividend yield	0.00%

Summary of Employee Share Options
Set out below are summaries of Matching Stock Options issued during 2020:

	2020
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	—	—
Matching Stock Options granted in June	10.00	1,430,818
Matching Stock Options forfeited	10.00	8,262
Matching Stock Options outstanding at December 31,	10.00	1,422,556
Matching Stock Options vested	—	—
Weighted average remaining contract life (years)	9.50
Weighted average fair value of options granted in USD for June	10.59

Converted Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model
Immatics applied a Black Scholes pricing model to estimate the fair value of the Converted Options.

As of June 30, 2020
Average exercise price in USD	$2.47
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.6
Risk free rate	0.29%
Dividend yield	0.00%

Summary of Employee Share Options
Set out below are summaries of Converted Options issued during 2020:

	2020
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	—	—
Converted Options granted in June	2.49	632,384
Converted Options forfeited	1.08	37,540
Converted Options outstanding on December 31,	2.58	594,844
Converted Options vested	$2.45	53,856
Weighted average remaining contract life (years)	7.01
Weighted average fair value of options granted in USD for June	4.83

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model
Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options.

	As of June 30, 2020	As of September 14, 2020	As of December 17, 2020
Exercise price in USD	$10.00	$10.00	$9.70
Underlying share price in USD	$15.15	$9.16	$9.70
Volatility	75%	79%	84%
Time period (years)	7.0	6.2	6.0
Risk free rate	0.29%	0.37%	0.49%
Dividend yield	0.00%	0.00%	0.00%

Summary of Employee Share Options
Set out below are summaries of Service Options issued during 2020:

	2020
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	—	—
Service Options granted in June	10.00	1,087,417
Service Options granted in September	9.72	74,000
Service Options granted in December	9.70	802,149
Service Options forfeited	10.00	53,384
Service Options outstanding on December 31,	9.87	1,910,182
Service Options vested	—	—
Weighted average remaining contract life (years)	9.72
Weighted average fair value of options granted in USD for June	11.29
Weighted average fair value of options granted in USD for September	9.25
Weighted average fair value of options granted in USD for December	6.73

Performance Based Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model
In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

	As of June 30, 2020	As of September 14, 2020
Exercise price in USD	$10.00	$10.00
Underlying share price in USD	$15.15	$9.16
Volatility	79%	78%
Time period (years)	7.0	6.7
Risk free rate	0.66%	0.67%
Dividend yield	0.00%	0.00%

Summary of Employee Share Options
Set out below are summaries of PSUs issued during 2020:

	2020
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	—	—
PSUs granted in June	10.00	3,644,000
PSUs granted in September	10.00	255,000
PSUs forfeited	10.00	255,000
PSUs outstanding on December 31,	10.00	3,644,000
PSUs vested	—	—
Weighted average remaining contract life (years)	9.60
Weighted average fair value of options granted in USD for June	11.10
Weighted average fair value of options granted in USD for September	6.41